Party-In-Interest And Related Party Transactions - Additional Information (Detail) - EBP 007 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Fair Value	$ 7,287,940,409	$ 6,344,320,697
EBP, Employer, Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	3,396,936	3,711,735
EBP, Investment, Fair Value	$ 262,752,980	$ 220,551,271
EBP, Trustee [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative Fees Expense	$ 1,100,712